                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3657

                      SCUDDER STATE TAX-FREE INCOME SERIES
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       02/28/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder California Tax-Free Income Fund

Semiannual Report to Shareholders

February 28, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, this fund is nondiversified and can take larger positions in fewer issuers, increasing its overall potential risk. A portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Please read this fund's prospectus for specific details regarding its investments and risk profile. This Fund is closed to new investors. Please refer to the prospectus for further details.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary February 28, 2005

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings for the 5- and 10- year periods shown for Class A shares and during all periods shown for Class B and Class C reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/05
Scudder California Tax-Free Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	2.26%	2.25%	4.77%	6.52%	5.82%
Class B	1.93%	1.68%	3.99%	5.70%	4.99%
Class C	2.03%	1.63%	3.96%	5.66%	4.87%
Lehman Brothers Municipal Bond Index+	2.40%	2.96%	5.62%	7.18%	6.51%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/05	$ 7.57	$ 7.59	$ 7.53
8/31/04	$ 7.57	$ 7.58	$ 7.52
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .17	$ .15	$ .14
February Income Dividend	$ .0342	$ .0311	$ .0295
SEC 30-day Yield as of 2/28/05++	3.40%	2.85%	2.82%
Tax Equivalent Yield as of 2/28/05++	5.77%	4.83%	4.78%
Current Annualized Distribution Rate (based on Net Asset Value) as of 2/28/05++	5.89%	5.34%	5.11%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 28, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended February 28, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 2.70% and 2.77% for Class B and C shares, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 5.19% and 5.06% for Class B and Class C, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 41.05% (combined California state and federal income tax rate). Yields and distribution rates are historical and will fluctuate.

Class A Lipper Rankings — California Municipal Debt Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	91	of	125	73
3-Year	62	of	109	57
5-Year	45	of	98	46
10-Year	29	of	62	47

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder California Tax-Free Income Fund — Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/05
Scudder California Tax-Free Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,765	$10,983	$13,098	$16,821
	Average annual total return	-2.35%	3.18%	5.55%	5.34%
Class B	Growth of $10,000	$9,874	$11,046	$13,096	$16,280
	Average annual total return	-1.26%	3.37%	5.54%	4.99%
Class C	Growth of $10,000	$10,163	$11,236	$13,170	$16,085
	Average annual total return	1.63%	3.96%	5.66%	4.87%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,296	$11,783	$14,142	$18,796
	Average annual total return	2.96%	5.62%	7.18%	6.51%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit myScudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during the Life of Class period shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Average Annual Total Returns as of 2/28/05
Scudder California Tax-Free Income Fund	6-Month*	1-Year	3-Year	Life of Class*
Class S	2.38%	2.44%	4.98%	5.66%
Lehman Brothers Municipal Bond Index+	2.40%	2.96%	5.62%	6.03%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* On June 18, 2001, the Fund commenced Class S shares. Index returns begin June 30, 2001.

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/05	$ 7.56
8/31/04	$ 7.56
Distribution Information: Six Months: Income Dividends as of 2/28/05	$ .18
February Income Dividend	$ .0354
SEC 30-day Yield as of 2/28/05++	3.79%
Tax Equivalent Yield as of 2/28/05++	6.43%
Current Annualized Distribution Rate as of 2/28/05++	6.10%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 28, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended February 28, 2005, shown as an annualized percentage of the maximum offering price per share on the last business day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 41.05% (combined California state and federal income tax rate). Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings — California Municipal Debt Funds Category as of 2/28/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	78	of	125	62
3-Year	49	of	109	45

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder California Tax-Free Income Fund — Class S [] Lehman Brothers Municipal Bond Index+

Comparative Results as of 2/28/05
Scudder California Tax-Free Income Fund		1-Year	3-Year	Life of Class*
Class S	Growth of $10,000	$10,244	$11,571	$12,263
	Average annual total return	2.44%	4.98%	5.66%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,296	$11,783	$12,397
	Average annual total return	2.96%	5.62%	6.03%

The growth of $10,000 is cumulative.

* On June 18, 2001, the Fund commenced Class S shares. Index returns begin June 30, 2001.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Class B and C shares. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended February 28, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2005
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,022.60	$ 1,019.30	$ 1,020.30	$ 1,023.80
Expenses Paid per $1,000*	$ 4.16	$ 7.56	$ 7.76	$ 3.01
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/05	$ 1,020.68	$ 1,017.31	$ 1,017.11	$ 1,021.82
Expenses Paid per $1,000*	$ 4.16	$ 7.55	$ 7.75	$ 3.01

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Scudder California Tax-Free Income Fund	.83%	1.51%	1.55%	.60%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Philip G. Condon and Eleanor R. Brennan serve as co-lead portfolio managers of Scudder California Tax-Free Income Fund. Matthew J. Caggiano is a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q:  Will you characterize conditions in the municipal bond market during the semiannual period ended February 28, 2005?

A:  Over the period, results for both the taxable and municipal bond markets were generally positive. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, returned 2.40% for the six-month period ended February 28, 2005.1 This compared favorably to the broad taxable bond market, which returned 1.26% for the same period, as measured by the Lehman Brothers Aggregate Bond Index.2 Of course, past performance is no guarantee of future results.

1 The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The relationship between supply of and demand for municipal issues can be an important factor in the performance of this market. High demand or low supply can drive municipal bond prices higher, while low demand or high supply can have the reverse effect. For the period, the supply of municipal issues coming to market remained relatively heavy. On the demand side, interest from retail investors was soft and was reflected in outflows from municipal bond mutual funds. However, institutions such as insurance companies and hedge funds stepped in to fill this gap.

During the period, the Federal Reserve Board (the Fed) increased the federal funds rate, a benchmark short-term lending rate, on four separate occasions in increments of 0.25%, to its current level of 2.50% (as of February 2, 2005). This caused yields on shorter-term bonds, which are more sensitive to the Fed moves, to rise. Since a bond's yield moves in the opposite direction of its price, this meant that prices of short-term bonds generally fell. At the same time, long-term interest rates remained relatively stable or even fell, as high oil prices and moderating growth kept expectations for inflation in check. This meant that long-term bond prices held up relatively well or even rose over the period.

The overall result of rising short-term yields and stable-to-declining long-term yields was that both the taxable and tax-free yield curves experienced significant flattening over the period.3 On the municipal bond curve, yields on two-year issues increased by 0.82%, while bonds with 30-year maturities actually experienced a yield decline of 0.18%, resulting in a total flattening of 1.00%. (See the accompanying graph on page 12 for a depiction of municipal bond yield changes between the beginning and end of the period.)

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

With respect to credit quality, the trend in the municipal market over the six months was in the direction of ratings upgrades. Returns were generally highest among lower-quality issues, as yield spreads versus the AAA-rated market continued their tightening trend.

Municipal bond yield curve (as of 8/31/04 and 2/28/05)

Maturity

Source: Municipal Market Data

Q:  How did Scudder California Tax-Free Income Fund perform for the semiannual period ended February 28, 2005?

A:  Scudder California Tax-Free Income Fund posted a positive return for the period of 2.26%. (Returns are for Class A shares, unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results.) This return compares with 2.40% for the fund's benchmark, the Lehman Brothers Municipal Bond Index. The fund lagged the 2.76% average return of its peer group, the Lipper California Debt Funds category.4 (Please see pages 3 through 7 for the performance of other share classes and more complete performance information.)

4 The Lipper California Debt Funds category is comprised of funds that limit their assets to securities that are exempt from taxation in California. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Lipper California Debt Funds category. You cannot invest directly in a Lipper category.

Q:  How was the fund positioned, and how did this positioning affect performance over the period?

A:  Overall, we were positioned somewhat conservatively with respect to both the duration — a measure of sensitivity to interest rate changes — and credit quality of the fund's holdings, which largely explains the fund's weaker relative results. We do not attempt to predict the direction of interest rates; and instead we seek to maintain a neutral duration and corresponding sensitivity to interest rate changes. In attempting to maintain this posture over the period, we sought to extend duration by adding gradually to the fund's longer-maturity holdings. However, the fund was still a little more exposed than we would have liked to shorter-term bonds, where yield increases and corresponding price declines were most concentrated.

In addition, in an attempt to limit share price fluctuations, we minimized the fund's exposure to airlines and other lower-quality sectors based on our outlook for these areas of the market. These sectors outperformed over the period, and our limited exposure to them dampened performance to a degree. Currently, the differences in yield between lower-quality issues and the AAA-rated part of the market are unusually narrow by historical standards, and we believe the fund's positioning will prove helpful to performance over time.

Positions that helped performance included the fund's exposure to longer-term bonds, which were unaffected by rising short term interest rates. The fund's tobacco-related holdings were supported by an improving legal outlook for that sector and also contributed positively to performance. Our emphasis on California state general obligation bonds, which are backed by the full taxing power of the state, aided results as these issues outperformed the broader municipal market.

Q:  What is your current assessment of the California municipal bond market?

A:  The fiscal health of California continued to show some signs of improvement over the period. While California is still struggling with significant structural deficits, the state has been benefiting from a recovery in its large and broadly diversified economy. These improving economic conditions have begun to have a corresponding positive impact on the state's tax base. The state's general obligation debt continues to be rated A- by Standard & Poor's Corporation and A3 by Moody's Investors Service, Inc. While California's fiscal challenges are likely to continue for some time, we remain positive with respect to the long-term outlook for the state's debt.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary February 28, 2005

Asset Allocation	2/28/05	8/31/04

Revenue Bonds	70%	69%
General Obligation Bonds	22%	22%
US Government Secured	8%	9%
	100%	100%
Quality	2/28/05	8/31/04

AAA	70%	70%
AA	5%	4%
A	16%	18%
BBB	4%	4%
Not Rated	5%	4%
	100%	100%
Effective Maturity	2/28/05	8/31/04

1-10 years	73%	61%
11-20 years	26%	35%
21+ years	1%	4%
	100%	100%
Interest Rate Sensitivity	2/28/05	8/31/04

Average Maturity	7.4 years	9.7 years
Duration	6.6 years	6.4 years

Asset allocation, quality, effective maturity and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 16. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of February 28, 2005 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
California 87.5%
ABAG Finance Authority, Stanford Health Systems, ETM, 6.0%, 11/1/2007 (b)	605,000	657,762
Anaheim, CA, Other General Obigation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (b)	1,455,000	833,395
Series C, Zero Coupon, 9/1/2018 (b)	1,000,000	542,070
Series C, 6.0%, 9/1/2014 (b)	1,000,000	1,179,610
Series C, 6.0%, 9/1/2016 (b)	1,000,000	1,190,360
Series A, 6.0%, 9/1/2024 (b)	3,500,000	4,248,965
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (b)	1,735,000	998,684
Series A, Zero Coupon, 8/1/2018 (b)	1,510,000	822,693
Beverly Hills, CA, School District General Obligation, Unified School District:
Series A, 5.375%, 8/1/2019	1,000,000	1,110,940
Series A, 5.375%, 8/1/2021	1,230,000	1,359,298
Big Bear Lake, CA, Water & Sewer Revenue, Inverse Floater:
Rites-PA 597B, Series A, 144A, 9.899%**, 4/1/2022 (b)	6,750,000	9,645,345
Rites-PA 597B, Series B, 144A, 9.917%**, 4/1/2015 (b)	1,700,000	2,255,016
Burbank, CA, School District General Obligation, Unified School District, Series B, Zero Coupon, 8/1/2014 (b)	3,000,000	2,031,930
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (b)	4,000,000	2,059,600
California, Economic Recovery, Inverse Floater, Series PA-1262, 144A, 7.89%**, 1/1/2012 (b)	7,650,000	9,100,593
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.375%, 5/1/2021	2,000,000	2,171,940
Series A, 5.375%, 5/1/2022	20,000,000	21,661,200
Series A, 5.875%, 5/1/2016	10,500,000	11,908,260
California, Electric Revenue, Department Water Supply, Inverse Floater, Series 309, 144A, 8.63%**, 5/1/2018 (b)	7,500,000	9,181,050
California, Electric Revenue, Efficiency Financing Authority, 5.5%, 4/1/2017 (b)	1,285,000	1,376,492
California, Higher Education Revenue, 5.25%, 11/1/2019 (b)(d)	3,500,000	3,844,015
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (b)	1,470,000	988,531
California, Higher Education Revenue, Educational Facilities Authority, University of San Francisco, 6.0%, 10/1/2016 (b)	6,640,000	7,119,740
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012	18,725,000	20,746,925
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority:
Series A, Zero Coupon, 10/1/2012 (b)	4,900,000	3,660,153
Series A, 6.7%, 3/1/2011	115,000	115,304
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (b)	1,000,000	1,137,220
California, Housing Finance Agency Revenue, AMT, Series G, 5.7%, 2/1/2007 (b)	500,000	514,645
California, Housing Finance Agency Revenue, Home Mortgage, AMT, Series F, 1.8%*, 2/1/2033 (b)	2,005,000	2,005,000
California, Infrastructure & Economic Development Bank Revenue, The Scripps Research Institute, Series A, 5.0%, 7/1/2029	4,000,000	4,145,280
California, Multi Family Housing Revenue, Housing Finance Agency, Series A-II, 7.35%, 8/1/2005	495,000	502,925
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,868,424
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	4,556,800
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,303,090
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,500,000	1,587,990
California, Single Family Housing Revenue, Housing Finance Agency, AMT:
Series G, 5.8%, 2/1/2008 (b)	1,330,000	1,367,533
Series G, 5.9%, 2/1/2009 (b)	200,000	205,442
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3%, 6/1/2031	145,000	148,911
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	10,632,769
Series B, 5.625%, 6/1/2038	13,655,000	14,836,294
Series 2003-A-1, 6.75%, 6/1/2039	16,750,000	17,551,152
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A-2, 7.4%, 9/1/2010	3,365,000	4,013,772
Series A, 7.4%, 9/1/2010 (b)	1,000,000	1,210,170
California, State Agency Revenue Lease, Public Works Bond, Regents University, Series A, 5.25%, 6/1/2014 (b)	2,575,000	2,880,395
California, State Daily Kindergarten University, Series A-5, 1.8%*, 5/1/2034, Citibank NA (c)	1,500,000	1,500,000
California, State Economic Recovery, Series C-6, 1.8%*, 7/1/2023, Citibank NA (c)	200,000	200,000
California, State General Obligation:
Series A-2, 1.8%*, 5/1/2033, Westlb AG (c)	400,000	400,000
5.0%, 2/1/2013	1,250,000	1,352,250
5.0%, 6/1/2026	5,000,000	5,257,900
5.125%, 4/1/2024	7,400,000	7,818,026
5.25%, 12/1/2019	5,000,000	5,406,950
5.5%, 3/1/2016	9,000,000	9,919,980
5.875%, 10/1/2019	10,000,000	11,215,000
6.5%, 9/1/2010	1,305,000	1,515,262
California, State University Revenue:
Series A, 5.0%, 11/1/2024 (b)	5,000,000	5,270,550
Series A, 5.25%, 11/1/2021 (b)	3,090,000	3,371,746
California, Statewide Community Development Authority, Certificates of Participation, 6.0%, 8/15/2017 (b)	1,000,000	1,127,080
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (b)	12,000,000	13,804,920
California, Water & Sewer Revenue, Department of Water Research Center Valley Project, Series X, 5.5%, 12/1/2017 (b)	5,500,000	6,392,595
California, Water & Sewer Revenue, Metropolitan Water District of Southern California:
Series A, 5.25%, 7/1/2014	5,210,000	5,783,360
Series A, 5.25%, 3/1/2017	7,300,000	8,022,335
California, Water & Sewer Revenue, South Placer Wastewater Authority, Series A, 5.5%, 11/1/2014 (b)	2,000,000	2,271,220
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (b)	1,000,000	1,158,370
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (b)	3,050,000	1,643,066
Castaic Lake, CA, Water & Sewer Revenue, Water System Improvement Project, Series A, 7.25%, 8/1/2007 (b)	1,000,000	1,107,900
Center, CA, School District General Obligation, Unified School District, Series C, Zero Coupon, 9/1/2014 (b)	2,240,000	1,511,821
Chabot-Las Positas, CA, Community College District, Election of 2004:
Series A, 5.0%, 8/1/2023 (b)	4,445,000	4,713,967
Series A, 5.0%, 8/1/2024 (b)	4,635,000	4,900,678
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (b)	1,290,000	1,484,093
Compton, CA, Community College District, Series 2004-A, 5.25%, 7/1/2018 (b)	1,500,000	1,660,290
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,651,404
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (b)	9,240,000	10,508,005
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (b)	2,750,000	2,935,900
Del Mar, CA, Project Revenue, Race Track Authority, 6.0%, 8/15/2006	850,000	865,003
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (b)	555,000	337,740
Series A, Zero Coupon, 8/1/2021 (b)	1,920,000	877,421
Series A, Zero Coupon, 5/1/2022 (b)	1,385,000	603,569
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (b)	4,000,000	2,302,440
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (b)	3,165,000	2,052,502
Zero Coupon, 5/1/2016 (b)	3,335,000	2,051,659
ETM, Zero Coupon, 11/1/2017 (b)	5,500,000	3,209,525
Zero Coupon, 11/1/2018 (b)	4,605,000	2,480,760
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (b)	7,000,000	3,481,940
Fontana, CA, Public Financing Authority, Tax Allocation Revenue, North Fontana Redevelopment, Series A, 5.0%, 10/1/2029 (b)	10,000,000	10,438,600
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (b)	10,000,000	5,750,800
ETM, Zero Coupon, 1/1/2020 (b)	10,000,000	5,162,300
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,176,104
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	3,149,003
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (b)	4,755,000	2,893,608
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (b)	6,500,000	5,729,295
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,128,950
Zero Coupon, 1/15/2017 (b)	5,975,000	3,295,929
Zero Coupon, 1/15/2018 (b)	6,250,000	3,240,063
Zero Coupon, 1/15/2025	10,000,000	3,132,400
Series A, Prerefunded, 6.0%, 1/1/2016	6,000,000	6,832,800
Series A, Prerefunded, 7.1%, 1/1/2011	6,000,000	7,224,120
Series A, Prerefunded, 7.15%, 1/1/2014	2,875,000	3,467,997
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (b)	1,760,000	2,095,474
Series A, 6.4%, 8/1/2016 (b)	2,000,000	2,412,800
Grossmont, CA, Union High School District, Election of 2004, 5.375%, 8/1/2017 (b)	2,840,000	3,170,434
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (b)	400,000	271,448
Las Virgenes, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 11/1/2013 (b)	2,150,000	1,519,921
Series A, Zero Coupon, 11/1/2014 (b)	1,050,000	703,532
Series A, Zero Coupon, 11/1/2015 (b)	1,275,000	808,592
Zero Coupon, 11/1/2016 (b)	1,500,000	902,940
Long Beach, CA, Bond Finance Authority Revenue, Redevelopment Housing & Gas Utilities Financing:
Series A-1, 5.0%, 8/1/2025 (b)	2,300,000	2,423,165
Series A-1, 5.0%, 8/1/2030 (b)	7,000,000	7,297,360
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016	12,570,000	13,825,114
Series A, 6.0%, 5/15/2017 (b)	1,500,000	1,744,095
Series A, 6.0%, 5/15/2018 (b)	4,000,000	4,659,920
Long Beach, CA, Sales & Special Tax Revenue, Inverse Floater, AMT:
Rites-PA 651A, 144A, 9.889%**, 5/15/2016 (b)	4,215,000	5,539,901
Rites-PA 651B, 144A, 9.889%**, 5/15/2019 (b)	5,300,000	7,108,042
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (b)	1,000,000	1,163,410
Los Angeles County, CA, General Obligation Lease, Disney Parking Project, Zero Coupon, 3/1/2008	2,780,000	2,512,536
Los Angeles County, CA, General Obligation Lease, Marina Del Rey, Series A, 6.5%, 7/1/2008	2,060,000	2,083,237
Los Angeles, CA, Airport Revenue, AMT:
Series A, 5.5%, 8/1/2014 (b)	6,895,000	7,607,047
Series B, 5.5%, 8/1/2016 (b)	6,500,000	7,114,835
Los Angeles, CA, Convention and Exhibition Center Authority, Certificates of Participation, Prerefunded, 9.0%, 12/1/2020	1,000,000	1,050,180
Los Angeles, CA, Core City General Obligation Lease, General Services, State Building Authority, Series A, 5.6%, 5/1/2008	7,000,000	7,567,910
Los Angeles, CA, Higher Education Revenue, Unified School District, Inverse Floater, Series PA-117, 144A, 8.37%**, 1/1/2011 (b)	3,125,000	3,707,469
Los Angeles, CA, Pollution Control Revenue:
Series A, 6.0%, 6/1/2020 (b)	11,600,000	14,162,440
6.0%, 6/1/2021 (b)	2,000,000	2,446,240
Los Angeles, CA, Port Authority Revenue, Harbor Revenue, AMT, Series B, 6.25%, 8/1/2026 (b)	2,320,000	2,449,433
Los Angeles, CA, School District General Obligation Lease, Unified School District, Inverse Floater:
Rites-PA 589A, 144A, 9.899%**, 7/1/2012 (b)	3,170,000	4,225,990
Rites-PA 589B, 144A, 9.899%**, 7/1/2013 (b)	1,485,000	2,007,408
Rites-PA 589C, 144A, 9.899%**, 7/1/2014 (b)	2,910,000	3,986,613
Rites-PA 589D, 144A, 9.899%**, 7/1/2015 (b)	3,560,000	4,925,830
Los Angeles, CA, State General Obligation:
5.5%, 7/1/2014 (b)	14,340,000	16,201,762
Series E, 5.5%, 7/1/2017 (b)	5,000,000	5,685,600
Los Angeles, CA, State General Obligation, Sanitation Distribution Financing Authority Revenue, Inverse Floater, Series 826, 144A, 7.9%**, 10/1/2021 (b)	5,950,000	6,792,520
Los Angeles, CA, Transportation/Tolls Revenue, Series B, 5.25%, 7/1/2015 (b)	11,800,000	13,031,802
Los Angeles, CA, Union School District, Series A, 5.375%, 7/1/2018 (b)	1,030,000	1,146,318
Los Angeles, CA, Union School District, General Obligation, 5.625%, 7/1/2018 (b)	4,990,000	5,630,516
Los Angeles, CA, Water & Power Revenue:
Series B-6, 1.75%*, 7/1/2034	200,000	200,000
Series B-3, 1.81%*, 7/1/2034	2,550,000	2,550,000
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (b)	1,000,000	608,540
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (b)	2,045,000	1,385,099
Series A, Zero Coupon, 8/1/2015 (b)	2,090,000	1,340,338
Series A, Zero Coupon, 8/1/2016 (b)	2,140,000	1,302,275
Midpeninsula Regional Open Space District, CA, Other General Obligation Lease, Zero Coupon, 9/1/2020 (b)	1,190,000	576,781
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,850,000	3,936,817
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (b)	1,370,000	1,574,952
Montebello, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2013 (b)	1,945,000	1,389,955
Moreno Valley, CA, Special Assessment Revenue, Towngate Community Facilities District, Special Tax:
6.5%, 12/1/2009	3,670,000	3,696,130
7.125%, 10/1/2023	2,810,000	2,815,873
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2016 (b)	2,500,000	1,515,850
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	269,785
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (b)	2,500,000	2,747,750
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (b)	1,420,000	725,563
Pomona, CA, Unified School District, Series B, ETM, 6.25%, 8/1/2014 (b)	1,020,000	1,234,200
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment Project:
7.0%, 7/1/2016	1,000,000	1,052,100
7.125%, 7/1/2026	2,000,000	2,094,600
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (b)	1,635,000	941,122
Richmond, CA, Other General Obligation Lease, Joint Powers Finance Authority:
5.875%, 9/1/2006	260,000	259,459
6.6%, 9/1/2016	1,000,000	975,270
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (b)	2,495,000	1,214,017
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (b)	1,750,000	1,118,338
Zero Coupon, 6/1/2016 (b)	2,395,000	1,450,388
Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	5,772,850
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,150,067
6.0%, 9/1/2011	850,000	903,100
6.125%, 9/1/2014	605,000	639,158
6.3%, 9/1/2021	1,500,000	1,565,025
Sacramento, CA, Electric Revenue, Municipal Utility District:
5.25%, 8/15/2016 (b)	1,340,000	1,477,444
Series K, 5.75%, 7/1/2018 (b)	5,170,000	6,124,641
Series G, 6.5%, 9/1/2013 (b)	1,270,000	1,504,810
Sacramento, CA, Electric Revenue, Power Authority, Cogeneration Project:
6.0%, 7/1/2022 (b)	5,000,000	5,319,100
6.375%, 7/1/2010	2,300,000	2,367,390
Sacramento, CA, Other General Obligation Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,571,994
Series A, 5.4%, 11/1/2020 (b)	5,000,000	5,755,300
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	10,000,000	10,569,000
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (b)	2,685,000	1,610,731
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (b)	1,000,000	1,173,590
Series A, 6.0%, 9/1/2014 (b)	2,195,000	2,595,039
Series A, 6.0%, 9/1/2015 (b)	1,000,000	1,183,610
Salinas, CA, Other General Obligation Lease, Capital Improvement Projects, Series A, 5.625%, 10/1/2017	2,000,000	2,101,840
Salinas, CA, School District General Obligation, Series A, 5.375%, 6/1/2022 (b)	2,700,000	2,977,992
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (b)	3,965,000	4,471,370
6.0%, 8/1/2009 (b)	3,000,000	3,303,990
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (b)	3,115,000	3,463,163
Series A, 5.25%, 11/1/2014 (b)	2,330,000	2,592,032
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (b)	1,010,000	684,083
Zero Coupon, 8/1/2016 (b)	1,000,000	608,540
Zero Coupon, 8/1/2017 (b)	1,000,000	575,610
Zero Coupon, 8/1/2019 (b)	1,100,000	566,390
San Diego CA, School District General Obligation, 5.25%, 7/1/2018 (b)	1,600,000	1,791,360
San Diego County, CA, Certificates of Participation, Edgemoor Project & Regional System:
5.0%, 2/1/2027 (b)	1,530,000	1,601,252
5.0%, 2/1/2029 (b)	1,500,000	1,562,505
5.0%, 2/1/2030 (b)	1,500,000	1,561,290
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (b)	3,350,000	4,069,479
Series B, 6.05%, 7/1/2018 (b)	770,000	935,766
San Francisco, CA, Airport Revenue, Inverse Floater:
Rites-PA 662B, 144A, 9.36%**, 5/1/2012	1,285,000	1,538,415
Rites-PA 662C, 144A, 9.36%**, 5/1/2013	1,365,000	1,651,281
Rites-PA 662I, 144A, 9.36%**, 5/1/2013	1,535,000	1,856,936
Rites-PA 662E, 144A, 9.379%**, 5/1/2015	1,530,000	1,827,662
Rites-PA 662H, 144A, 9.38%**, 5/1/2012	1,445,000	1,729,968
Rites-PA 662F, 144A, 9.61%**, 5/1/2016	1,625,000	1,968,086
Rites-PA 662A, 144A, 9.86%**, 5/1/2011	1,080,000	1,335,409
Rites-PA 662G, 144A, 9.882%**, 5/1/2011	1,365,000	1,687,809
Rites-PA 662D, 144A, 10.034%**, 5/1/2014	1,445,000	1,748,175
San Francisco, CA, Core City General Obligation, 5.375%, 6/15/2017 (b)	1,540,000	1,710,232
San Francisco, CA, Sales & Special Tax Revenue, Bay Area, 5.25%, 7/1/2016 (b)	1,150,000	1,265,920
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,279,860
ETM, Zero Coupon, 1/1/2014	3,680,000	2,600,656
ETM, 7.4%, 1/1/2007	6,000,000	6,526,680
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (b)	12,065,000	7,927,429
Series A, Zero Coupon, 1/15/2016 (b)	3,485,000	2,171,573
Series A, Zero Coupon, 1/15/2017 (b)	3,965,000	2,338,200
Series A, Zero Coupon, 1/15/2018 (b)	2,640,000	1,474,229
Series A, Zero Coupon, 1/15/2019 (b)	3,185,000	1,681,553
San Jose, CA, Project Revenue, Finance Authority, Series B, Zero Coupon, 11/15/2005	810,000	796,011
San Jose, CA, School District General Obligation, Santa Clara County, Series D, 5.25%, 8/1/2016 (b)	3,060,000	3,371,539
San Jose, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2015 (b)	2,570,000	1,648,167
Series A, Zero Coupon, 8/1/2017 (b)	1,350,000	777,073
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (b)	1,905,000	2,327,167
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (b)	1,400,000	1,650,908
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (b)	2,000,000	2,474,500
Santa Barbara, CA, High School District, Election 2000, Series B, 5.0%, 8/1/2029 (b)	6,430,000	6,717,228
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Replacement Project, Series A, 7.75%, 11/15/2008 (b)	3,250,000	3,808,480
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (b)	1,005,000	1,155,971
5.5%, 9/1/2018 (b)	1,060,000	1,221,693
5.6%, 9/1/2019 (b)	1,115,000	1,303,881
5.6%, 9/1/2020 (b)	1,180,000	1,383,880
5.65%, 9/1/2024 (b)	1,445,000	1,704,002
5.65%, 9/1/2025 (b)	1,520,000	1,792,034
5.65%, 9/1/2026 (b)	1,605,000	1,898,298
Santa Cruz County, CA, Multi Family Housing Revenue, Housing Authority, Series A, 7.75%, 7/1/2023	315,000	315,740
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (b)	3,675,000	4,569,127
Series B, 7.25%, 8/1/2013 (b)	3,400,000	4,286,958
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority 1-2-2A and 8, Series A, 7.25%, 8/1/2006 (b)	465,000	496,104
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	1,995,000	2,043,898
6.375%, 9/1/2030	3,985,000	4,067,051
6.375%, 9/1/2030	990,000	1,010,384
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,950,100
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,273,200
Southern California, Metropolitan Water District, Waterworks Revenue, Series A, ETM, 5.75%, 7/1/2021	880,000	1,016,470
Southern California, Single Family Housing Revenue, Home Finance Authority, AMT, Series A, 6.75%, 9/1/2022	35,000	35,013
Southern California, Water & Sewer Revenue, Metropolitan Water District, Series A, 5.75%, 7/1/2021	1,120,000	1,325,901
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, Series A, 1.76%*, 12/1/2032, US Bank NA (c)	1,000,000	1,000,000
Stockton, CA, Special Assessment Revenue, Community Facilities District, Brookside Estates, 6.2%, 8/1/2015	2,000,000	2,092,040
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (b)	3,600,000	1,549,980
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (b)	1,250,000	801,638
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (b)	2,000,000	1,217,080
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	865,000	950,358
		813,525,373
Puerto Rico 11.8%
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (b)	10,605,000	12,153,224
Series KK, 5.5%, 7/1/2016 (b)	10,000,000	11,599,100
5.5%, 7/1/2018 (b)	3,665,000	4,284,861
5.5%, 7/1/2019 (b)	2,690,000	3,154,348
Puerto Rico, Electric Revenue, Electric Power Authority, Inverse Floater, Rites-PA 1044, 144A, 16.19%**, 7/1/2015 (b)	6,250,000	10,121,375
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2014 (b)	2,075,000	2,323,959
Series A, 5.625%, 7/1/2015 (b)	2,190,000	2,456,194
Series A, 5.625%, 7/1/2016 (b)	2,215,000	2,478,452
5.625%, 7/1/2017 (b)	2,345,000	2,623,914
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,230,360
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority:
Series Z, 6.0%, 7/1/2018 (b)	7,250,000	8,834,270
Series Z, 6.25%, 7/1/2014 (b)	1,000,000	1,208,150
Series Y, 6.25%, 7/1/2014 (b)	3,000,000	3,624,450
Series A, 6.25%, 7/1/2016 (b)	750,000	919,155
Puerto Rico, Sales & Special Tax Revenue, Inverse Floater, Rites-PA 620 B, 144A, 9.919%**, 7/1/2014 (b)	5,000,000	6,902,250
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, Inverse Floater:
Rites-PA 944B, 144A, 8.939%**, 7/1/2016 (b)	6,625,000	8,945,274
Rites-PA 645B, 144A, 9.41%**, 8/1/2013 (b)	2,395,000	2,975,763
Rites-PA 645C, 144A, 9.689%**, 8/1/2014 (b)	2,500,000	3,127,475
Rites-PA 645D, 144A, 9.939%**, 8/1/2015 (b)	2,225,000	2,808,306
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (b)	4,960,000	5,728,056
5.65%, 7/1/2015 (b)	1,000,000	1,158,230
6.5%, 7/1/2015 (b)	4,000,000	4,964,680
Puerto Rico, State General Obligation, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)	1,000,000	1,198,600
Puerto Rico, Water & Sewer Revenue, Public Finance Corp, Series A, 5.5%, 8/1/2015 (b)	3,455,000	3,890,676
		109,711,122
Virgin Islands 0.9%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,612,775
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $844,264,029) (a)	100.2	931,849,270
Other Assets and Liabilities, Net	(0.2)	(1,645,455)
Net Assets	100.0	930,203,815

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 28, 2005.

** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, amounting to $118,699,961 and aggregating 12.8% of net assets, are shown at their current rate as of February 28, 2005.

(a) The cost for federal income tax purposes was $844,010,937. At February 28, 2005, net unrealized appreciation for all securities based on tax cost was $87,838,333. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $88,682,050 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $843,717.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	9.2
FGIC	Financial Guaranty Insurance Company	11.4
FSA	Financial Security Assurance	11.6
MBIA	Municipal Bond Investors Assurance	27.8
RADIAN	RADIAN Asset Assurance Incorporated	1.2
XLCA	Xl Capital Assurance Incorporated	1.3

(c) Security incorporates a letter of credit from a major bank.

(d) At February 28, 2005, this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax-Exempt Security

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2005, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation ($)
10 year CBT Swap Future	6/13/2005	193	21,234,873	21,061,125	173,748

The accompanying notes are an integral part of the financial statements.

At February 28, 2005, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)
10/12/2004 10/13/2014	22,000,000++	Fixed — 3.167%	Floating — BMA	81,400
10/12/2004 10/13/2014	23,000,000++++	Fixed — 3.607%	Floating — BMA	98,900
12/13/2004 12/14/2014	20,000,000+++	Fixed — 4.655%	Floating — LIBOR	242,000
12/14/2004 12/16/2014	21,500,000+	Fixed — 4.710%	Floating — LIBOR	176,300
1/18/2005 1/20/2017	19,000,000++	Fixed — 4.839%	Floating — LIBOR	163,400
1/25/2005 1/26/2017	18,900,000+++	Fixed — 4.792%	Floating — LIBOR	241,920
2/22/2005 2/22/2015	16,000,000++++	Fixed — 4.764%	Floating — LIBOR	116,800
1/26/2005 1/27/2017	18,900,000+++++	Fixed — 4.788%	Floating — LIBOR	249,480
12/8/2004 12/9/2014	17,000,000+	Fixed — 4.648%	Floating — LIBOR	214,200
2/23/2005 2/25/2016	14,300,000+++	Fixed — 4.765%	Floating — LIBOR	104,390
Total net unrealized appreciation on open interest rate swaps				1,688,790

Counterparties:

+ Morgan Stanley

++ JPMorgan Chase Bank

+++ Goldman Capital Market

++++ Lehman Brothers, Inc.

+++++ Citibank, N.A.

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 28, 2005 (Unaudited)
Assets
Investments in securities, at value (cost $844,264,029)	$ 931,849,270
Receivable for investments sold	2,160,000
Interest receivable	11,083,695
Receivable for Fund shares sold	143,823
Receivable for daily variation margin on open futures contracts	156,813
Net unrealized appreciation on interest rate swap	1,688,790
Other assets	55,006
Total assets	947,137,397
Liabilities
Due to custodian bank	3,025,275
Payable for investments purchased	11,957,564
Dividends payable	717,488
Payable for Fund shares redeemed	488,611
Accrued management fee	418,316
Other accrued expenses and payables	326,328
Total liabilities	16,933,582
Net assets, at value	$ 930,203,815
Net Assets
Net assets consist of: Undistributed net investment income	65,152
Net unrealized appreciation (depreciation) on: Investments	87,585,241
Futures	173,748
Interest rate swaps	1,688,790
Accumulated net realized gain (loss)	(10,083,357)
Paid-in capital	850,774,241
Net assets, at value	$ 930,203,815

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2005 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($634,642,156 ÷ 83,791,081 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.57
Maximum offering price per share (100 ÷ 95.50 of $7.57)	$ 7.93

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($12,360,235 ÷ 1,628,837 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 7.59

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($8,466,608 ÷ 1,124,800 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 7.53
Class S Net Asset Value, offering and redemption price(a) per share ($274,734,816 ÷ 36,334,161 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.56

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 28, 2005 (Unaudited)
Investment Income
Income: Interest	$ 24,674,958
Expenses: Management fee	2,475,011
Distribution service fees	784,464
Services to shareholders	247,546
Custodian fees	18,776
Auditing	24,022
Legal	7,376
Trustees' fees and expenses	18,734
Reports to shareholders	42,463
Registration fees	18,100
Other	34,787
Total expenses, before expense reductions	3,671,279
Expense reductions	(16,647)
Total expenses, after expense reductions	3,654,632
Net investment income	21,020,326
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	5,176,150
Futures	(1,507,237)
Interest rate swaps	(10,310,222)
(6,641,309)
Net unrealized appreciation (depreciation) during the period on: Investments	(3,413,274)
Futures	1,436,945
Interest rate swaps	9,772,340
7,796,011
Net gain (loss) on investment transactions	1,154,702
Net increase (decrease) in net assets resulting from operations	$ 22,175,028

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Operations: Net investment income	$ 21,020,326	$ 43,856,124
Net realized gain (loss) on investment transactions	(6,641,309)	10,409,445
Net unrealized appreciation (depreciation) during the period on investment transactions	7,796,011	9,471,435
Net increase (decrease) in net assets resulting from operations	22,175,028	63,737,004
Distributions to shareholders from: Net investment income: Class A	(14,415,676)	(29,226,548)
Class B	(272,922)	(734,293)
Class C	(158,033)	(318,257)
Class S	(6,537,637)	(13,719,344)
Fund share transactions: Proceeds from shares sold	16,600,960	65,450,338
Reinvestment of distributions	13,504,679	27,557,652
Cost of shares redeemed	(57,537,533)	(162,597,746)
Redemption fees	54	—
Net increase (decrease) in net assets from Fund share transactions	(27,431,840)	(69,589,756)
Increase (decrease) in net assets	(26,641,080)	(49,851,194)
Net assets at beginning of period	956,844,895	1,006,696,089
Net assets at end of period (including undistributed net investment income of $65,152 and $429,094, respectively)	$ 930,203,815	$ 956,844,895

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended August 31,	2005[a]	2004	2003	2002[b]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 7.57	$ 7.42	$ 7.66	$ 7.60	$ 7.30	$ 7.10
Income from investment operations:
Net investment income	.17	.33	.34	.34	.35	.34
Net realized and unrealized gain (loss) on investment transactions	—	.15	(.24)	.05	.30	.20
Total from investment operations	.17	.48	.10	.39	.65	.54
Less distributions from: Net investment income	(.17)	(.33)	(.34)	(.33)	(.35)	(.34)
Redemption fees	—***	—	—	—	—	—
Net asset value, end of period	$ 7.57	$ 7.57	$ 7.42	$ 7.66	$ 7.60	$ 7.30
Total Return (%)[c]	2.26**	6.59	1.27	5.43	9.15	7.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	635	652	677	720	753	767
Ratio of expenses before expense reductions (%)	.83*	.81	.79	.81	.88[d]	.85
Ratio of expenses after expense reductions (%)	.83*	.81	.79	.81	.87[d]	.84
Ratio of net investment income (%)	4.43*	4.42	4.40	4.55	4.69	4.98
Portfolio turnover rate (%)	21*	25	33	24	26	57

[a] For the six months ended February 28, 2005 (Unaudited).

[b] As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.54% to 4.55%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

[c] Total return does not reflect the effect of any sales charges.

[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .87% and .86%, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B
Years Ended August 31,	2005[a]	2004	2003	2002[b]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 7.58	$ 7.43	$ 7.67	$ 7.61	$ 7.31	$ 7.11
Income from investment operations:
Net investment income	.14	.28	.27	.28	.29	.29
Net realized and unrealized gain (loss) on investment transactions	.02	.15	(.24)	.05	.30	.20
Total from investment operations	.16	.43	.03	.33	.59	.49
Less distributions from: Net investment income	(.15)	(.28)	(.27)	(.27)	(.29)	(.29)
Redemption fees	—***	—	—	—	—	—
Net asset value, end of period	$ 7.59	$ 7.58	$ 7.43	$ 7.67	$ 7.61	$ 7.31
Total Return (%)[c]	1.93d**	5.94[d]	.40	4.51	8.28	7.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	16	24	30	33	33
Ratio of expenses before expense reductions (%)	1.67*	1.63	1.65	1.65	1.70[e]	1.64
Ratio of expenses after expense reductions (%)	1.51*	1.52	1.65	1.65	1.69[e]	1.63
Ratio of net investment income (%)	3.75*	3.71	3.54	3.71	3.87	4.19
Portfolio turnover rate (%)	21*	25	33	24	26	57

[a] For the six months ended February 28, 2005 (Unaudited).

[b] As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.70% to 3.71%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C
Years Ended August 31,	2005[a]	2004	2003	2002[b]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 7.52	$ 7.37	$ 7.62	$ 7.55	$ 7.26	$ 7.05
Income from investment operations:
Net investment income	.14	.28	.27	.27	.29	.29
Net realized and unrealized gain (loss) on investment transactions	.01	.14	(.25)	.06	.29	.21
Total from investment operations	.15	.42	.02	.33	.58	.50
Less distributions from: Net investment income	(.14)	(.27)	(.27)	(.26)	(.29)	(.29)
Redemption fees	—***	—	—	—	—	—
Net asset value, end of period	$ 7.53	$ 7.52	$ 7.37	$ 7.62	$ 7.55	$ 7.26
Total Return (%)[c]	2.03d**	5.82[d]	.20	4.56	8.19	7.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	8	7	10	5
Ratio of expenses before expense reductions (%)	1.61*	1.60	1.69	1.69	1.72[e]	1.64
Ratio of expenses after expense reductions (%)	1.55*	1.56	1.69	1.69	1.69[e]	1.63
Ratio of net investment income (%)	3.71*	3.67	3.50	3.67	3.85	4.19
Portfolio turnover rate (%)	21*	25	33	24	26	57

[a] For the six months ended February 28, 2005 (Unaudited).

[b] As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.66% to 3.67%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.69%, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S
Years Ended August 31,	2005[a]	2004	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 7.56	$ 7.42	$ 7.66	$ 7.60	$ 7.32
Income from investment operations: Net investment income	.18	.35	.35	.35	.07
Net realized and unrealized gain (loss) on investment transactions	—	.15	(.24)	.05	.28
Total from investment operations	.18	.50	.11	.40	.35
Less distributions from: Net investment income	(.18)	(.36)	(.35)	(.34)	(.07)
Redemption fees	—***	—	—	—	—
Net asset value, end of period	$ 7.56	$ 7.56	$ 7.42	$ 7.66	$ 7.60
Total Return (%)	2.38**	6.81	1.36	5.56	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	275	281	298	321	325
Ratio of expenses before expense reductions (%)	.60*	.61	.68	.68	.70*
Ratio of expenses after expense reductions (%)	.60*	.61	.68	.68	.68*
Ratio of net investment income (%)	4.66*	4.62	4.51	4.68	4.72*
Portfolio turnover rate (%)	21*	25	33	24	26

[a] For the six months ended February 28, 2005 (Unaudited).

[b] As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.67% to 4.68%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

[c] For the period from June 18, 2001 (commencement of operations of Class S shares) to August 31, 2001.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder California Tax-Free Income Fund (the "Fund") is a non-diversified series of Scudder State Tax-Free Income Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $3,260,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($1,960,000) and August 31, 2009 ($1,300,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expense of the Trust arising in connection with a specific Fund are allocated to that Fund. Other expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended February 28, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $98,553,542 and $126,025,892, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.50% of the next $1,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such assets, 0.41% of the next $2,500,000,000 of such assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended February 28, 2005, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.53% of the Fund's average daily net assets.

Effective October 1, 2003 through December 31, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees, and organizational and offering expenses).

In addition to the contractual expense limitation described above, for the period October 1, 2003 through September 30, 2005, the Fund's Advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the Fund's operating expenses at 1.51% and 1.55% for Class B and C shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class A, B and C shares of the Fund. Scudder Service Corporation ("SSC"), also an affiliate of the Advisor, is the transfer, dividend-paying agent and shareholder services agent for Class S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. SISC and SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the six months ended February 28, 2005, the amounts charged to the Fund by SISC and SSC were as follows:

Service Provider Fee	Total Aggregated	Waived	Unpaid at February 28, 2005
Class A	$ 105,549	$ —	$ 52,731
Class B	6,435	6,435	—
Class C	1,827	1,827	—
Class S	41,362	—	20,877
	$ 155,173	$ 8,262	$ 73,608

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2005
Class B	$ 53,695	$ 263
Class C	31,283	4,951
	$ 84,978	$ 5,124

In addition, SDI provides information and administrative services ("Service Fee") to the Fund at an annual rate of up to 0.25% of average daily net assets for Class A, B and C shareholders. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2005, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at February 28, 2005	Annualized Effective Rate
Class A	$ 673,843	$ —	$ 141,749.21%
Class B	16,467	4,929	—	.23%
Class C	9,176	596	543.22%
	$ 699,486	$ 5,525	$ 142,292

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2005 aggregated $31,143. There were no underwriting commissions paid in connection with the distributions of Class C shares for the six months ended February 28, 2005.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2005, the CDSC for Class B and C shares was $3,517 and $51, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2005, SDI received $27.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Insurance Brokerage Commissions. The Fund paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Fund in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $411 and $325, respectively.

D. Expense Reductions

For the six months ended February 28, 2005, the Advisor agreed to reimburse the Fund $2,590, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended February 28, 2005, the custodian fees were reduced by $270 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,379,746	$ 10,470,534	6,441,885	$ 48,061,852
Class B	33,635	256,588	132,529	1,007,486
Class C	68,661	520,511	198,684	1,497,810
Class S	706,530	5,353,327	1,966182	14,883,190
		$ 16,600,960		$ 65,450,338
Shares issued to shareholders in reinvestment of distributions
Class A	1,182,398	$ 8,979,356	2,363,674	$ 17,836,053
Class B	23,814	181,266	63,947	480,491
Class C	13,371	100,898	28,103	210,885
Class S	559,455	4,243,159	1,197,172	9,030,223
		$ 13,504,679		$ 27,557,652
Shares redeemed
Class A	(4,916,157)	$ (37,328,212)	(13,917,932)	$ (104,461,895)
Class B	(524,004)	(3,994,710)	(1,319,779)	(9,962,220)
Class C	(72,430)	(549,045)	(187,989)	(1,405,218)
Class S	(2,066,626)	(15,665,566)	(6,207,140)	(46,768,413)
		$ (57,537,533)		$ (162,597,746)
Redemption fees		$ 54		$ —
Net increase (decrease)
Class A	(2,354,013)	$ (17,878,322)	(5,112,373)	$ (38,563,990)
Class B	(466,555)	(3,556,856)	(1,123,303)	(8,474,243)
Class C	9,602	72,364	38,798	303,477
Class S	(800,641)	(6,069,026)	(3,043,786)	(22,855,000)
		$ (27,431,840)		$ (69,589,756)

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C
Nasdaq Symbol	KCTAX	KCTBX	KCTCX
CUSIP Number	811-204106	811-204502	811-204601
Fund Number	9	209	309

For shareholders of Class S

Automated Information Lines	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Site	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	SDCSX
Fund Number	409
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments,
Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

Scudder Investments
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

September 2004

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder California Tax-Free Income Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder California Tax-Free Income Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 2, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 2, 2005